SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Operating lease:
Right-of-use assets, net	$ 3,250,835	$ 3,111,037	$ 4,100,541
Lease liabilities:
Current lease liabilities	1,437,055	1,237,165	1,632,192
Non-current lease liabilities	2,176,061	2,129,237	$ 2,809,102
Total lease liabilities	$ 3,613,116	$ 3,366,402